Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
ASSETS
Cash and cash equivalents	$ 268,650	$ 313,070
Available-for-sale securities, at fair value	1,314,957	1,266,209
Held-to-maturity securities, at amortized cost	1,625,420	1,646,856
Loans receivable, net of allowance for loan losses of $129,257 and $123,073	11,477,081	10,882,622
Interest receivable	47,295	41,643
Premises and equipment, net	267,995	263,694
Real estate owned	11,298	20,658
FHLB & FRB stock	127,190	122,990
Bank owned life insurance	216,254	211,330
Intangible assets, including goodwill of $301,368 and $293,153	311,286	298,682
Federal and state income tax assets, net	1,804	0
Other assets	196,494	185,826
Total assets	15,865,724	15,253,580
Customer accounts
Transaction deposit accounts	6,582,343	6,361,158
Time deposit accounts	4,804,803	4,473,850
Customer accounts	11,387,146	10,835,008
FHLB advances	2,330,000	2,225,000
Advance payments by borrowers for taxes and insurance	57,417	56,631
Accrued expenses and other liabilities	94,253	131,253
Total liabilities	13,868,816	13,247,892
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 135,343,417 and 134,957,511 shares issued; 82,710,911 and 87,193,362 shares outstanding	135,343	134,958
Paid-in capital	1,666,609	1,660,885
Accumulated other comprehensive income (loss), net of taxes	8,294	5,015
Treasury stock, at cost; 52,632,506 and 47,764,149 shares	(1,002,309)	(838,060)
Retained earnings	1,188,971	1,042,890
Stockholders’ equity	1,996,908	2,005,688
Total liabilities and stockholders’ equity	$ 15,865,724	$ 15,253,580